Long-Term Debt (Details 3) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Long Term Debt [Line Items]
Proceeds from debt	$ 22,255	$ 23,229	$ 87,109	$ 21,237
Repayments of debt	$ 21,767	$ 16,530	$ 77,924	$ 12,865